Segments (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial information relating to operations by geographic area
Net sales	$ 138,298	$ 137,357	$ 154,294	$ 146,969	$ 143,999	$ 146,070	$ 146,919	$ 151,518	$ 576,918	$ 588,506	$ 552,641
United States [Member]
Financial information relating to operations by geographic area
Net sales									361,307	367,971	310,569
Singapore [Member]
Financial information relating to operations by geographic area
Net sales									14,458	15,195	19,365
United Kingdom [Member]
Financial information relating to operations by geographic area
Net sales									43,268	43,688	38,707
China [Member]
Financial information relating to operations by geographic area
Net sales									74,148	79,663	86,487
Canada [Member]
Financial information relating to operations by geographic area
Net sales									39,186	34,094	45,097
Czech Republic [Member]
Financial information relating to operations by geographic area
Net sales									20,213	26,014	28,743
Other non-U.S. [Member]
Financial information relating to operations by geographic area
Net sales									$ 24,338	$ 21,881	$ 23,673